Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of property and equipment, net estimated useful lives
Technology infrastructure	5 years
Computer equipment	5 years
Furniture, fixtures and equipment	5 years
Motor vehicle	5 years
Leasehold improvements	Shorter of the lease term or 5 years

Schedule of acquired intangible assets, net estimated average useful lives
License and related trademarks	10-15 years
Completed technology	5 years
Customer relationship	4-5 years

Schedule of revenue recognition, net
	Years ended December 31,
	2016	2017

Commodities trading gain (loss)	$44,841,125	$(1,466,888)
Commission income	13,283,933	3,823,586
Carrying charges	1,851,659	231,728
	$59,976,717	$2,588,426

Schedule of accounts receivable by customers
	Year ended December 31,
	2016		2017
	Amount	%	Amount	%

A	$4,010,897	18.3	$3,844,569	22.6

*	Represented less than 10% of consolidated account receivable balance.